DEBT (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
DEBT [Abstract]
Debt Instruments
Debt consisted of the following:

	Successor Company
	June 30, 2018	December 31, 2017

Revolving credit facility	$20,000,000	$20,000,000
Term loan	93,362,500	95,787,500
	113,362,500	115,787,500
Less: Current portion of long term debt (1)	(4,078,627)	(3,913,436)
Less: Debt origination costs	(3,883,677)	(4,347,602)
	$105,400,196	$107,526,462

(1)	Current portion of long term debt is net of debt origination costs of $771,373 at June 30, 2018 and $936,564 at December 31, 2017.

Debt at December 31 consisted of the following:

	Successor Company 2017	Predecessor Company 2016
Revolving credit facility	$20,000,000	$10,000,000
Term loan	95,787,500	70,000,000
	115,787,500	80,000,000
Less: Current portion of long term debt(1)	(3,913,436)	(849,809)
Less: Debt issuance costs	(4,347,602)	(1,967,380)
	$107,526,462	$77,182,811

(1)	Current portion of long term debt is net of debt issuance costs of $936,564 at December 31, 2017 of the Successor period and $462,691 at December 31, 2016 of the Predecessor period.